Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Taxes Payables [Abstract]
Income taxes payable	$ 132,747	$ 92,816
Other taxes (recovery) payable	(16,760)	(18,725)
Total taxes payable	$ 115,987	$ 74,091